Net Income (Loss) per Share (Details Narrative) - $ / shares				3 Months Ended		12 Months Ended
	Oct. 03, 2023	Jul. 10, 2023	Jun. 06, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	[2]	Mar. 31, 2023	[1],[2]
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) per common share - diluted				$ 0.17	$ (440.25)	$ (673.31)	[1]	$ (52.57)
Units converted		550,510	17,456
Price per unit	$ 218.40			2.22
Conversion of stock	172,574
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) per common share - diluted				$ 0.17	$ (426.61)	$ (584.23)		$ (52.57)
Units converted			191,405
Preferred Series C Subclass 1 [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Units converted		550,510
Price per unit		$ 372.80
Trading day duration period		20 days
Preferred Series B Subclass 1 [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Price per unit	$ 218.40
Conversion of stock	3,768,995

[1]	Periods presented have been adjusted to reflect the 1-for-80 reverse stock split on April 18, 2024. See Note 1 - Summary of Significant Accounting Policies - Reverse Stock Split, for additional information.
[2]	Retroactively adjusted the fiscal year ended March 31, 2023 for the de-SPAC merger transaction as described in Note 4.